EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6%
	Australia - 7.5%
394,195	Goodman Group	$7,668,209
1,264,492	Lifestyle Communities Ltd.(a)	4,718,344
237,717	NEXTDC Ltd.(a)	2,116,960
715,919	Stockland	2,821,598
		17,325,111
	Belgium - 0.1%
7,230	Warehouses De Pauw CVA	187,616

	Bermuda - 2.5%
914,555	Hongkong Land Holdings Ltd.	5,807,424

	Canada - 6.0%
155,804	Chartwell Retirement Residences	2,249,837
484,726	InterRent Real Estate Investment Trust	4,588,888
100,648	Killam Apartment Real Estate Investment Trust	1,204,184
528,769	Primaris REIT	5,762,583
		13,805,492
	Germany - 4.1%
552,174	Instone Real Estate Group S.E.(b),(c)	5,239,841
238,601	TAG Immobilien A.G.	4,067,929
		9,307,770
	Italy - 0.9%
213,352	Infrastrutture Wireless Italiane SpA(b)	1,953,443

	Spain - 5.4%
413,885	Cellnex Telecom S.A.(b)	12,427,129

	Sweden - 1.0%
41,757	Catena A.B.	1,959,950
15,925	Cibus Nordic Real Estate A.B.	276,251
		2,236,201
	United Kingdom - 14.3%
1,952,037	Empiric Student Property PLC	1,941,957
3,687,666	Grainger PLC	9,021,682

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	United Kingdom - 14.3% (Continued)
5,478,929	Primary Health Properties PLC	$7,070,462
1,977,595	Tritax Big Box REIT PLC	3,895,128
1,535,241	UNITE Group PLC (The)	10,723,776
		32,653,005
	United States - 47.8%
167,792	Acadia Realty Trust	3,451,481
10,815	Agree Realty Corporation	813,504
227,737	American Healthcare REIT, Inc.	11,564,484
202,688	American Homes 4 Rent, Class A	6,510,339
56,424	American Tower Corporation, Class A	10,227,978
395,925	Americold Realty Trust, Inc.	4,287,868
250,835	Brixmor Property Group, Inc.	6,556,827
238,329	COPT Defense Properties	7,323,850
81,373	Digital Realty Trust, Inc.	13,029,445
16,058	Equinix, Inc.	12,096,652
25,363	Equity LifeStyle Properties, Inc.	1,594,572
264,177	Independence Realty Trust, Inc.	4,530,636
16,600	Iron Mountain, Inc.	1,433,410
264,219	NETSTREIT Corporation	4,843,134
5,400	SBA Communications Corporation, Class A	1,049,058
133,555	Starwood Property Trust, Inc.	2,449,399
372,035	VICI Properties, Inc.	10,722,049
35,105	Welltower, Inc.	7,309,563
		109,794,249

	TOTAL COMMON STOCKS (Cost $245,451,865)	205,497,440

	TOTAL INVESTMENTS - 89.6% (Cost $245,451,865)	$205,497,440
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.4%	23,856,129
	NET ASSETS - 100.0%	$229,353,569

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Portfolio Composition By Industry
Engineering & Construction	6.3%	REIT	65.9%
Health Care Facilities & Services	1.0%	Specialty Finance	1.1%
Home Construction	2.1%	Telecommunications	0.9%
Real Estate Owners & Developers	12.3%	Other Assets In Excess of Liabilities	10.4%
		Net Assets	100.0%
A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

CVA	- Commanditaire Vennootschap op Aandelen

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

SpA	- Società per Azioni

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is 19,620,413 or 8.6% of net assets.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of November 30, 2025, the value of securities amounted to $5,239,841 or 2.3% of net assets.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 91.3%
	EQUITY - 91.3%
662,500	SPDR S&P 500 ETF(a)					$452,745,875
	TOTAL EXCHANGE-TRADED FUNDS (Cost $382,574,454)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.4%
	PUT OPTIONS PURCHASED - 1.4%
170	S&P 500 Index	PER	12/19/2025	$6,690	$116,434,530	$715,700
570	S&P 500 Index	PER	12/19/2025	6,730	390,398,130	2,864,250
475	S&P 500 Index	PER	12/31/2025	6,580	325,331,775	1,892,875
210	S&P 500 Index	PER	12/31/2025	6,700	143,830,890	1,282,050
	TOTAL INDEX OPTIONS PURCHASED (Cost - $11,276,850)					6,754,875

	TOTAL INVESTMENTS - 92.7% (Cost $393,851,304)					$459,500,750
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $4,461,524)					(2,047,350)
	CALL OPTIONS WRITTEN - (0.9)% (Premiums received - $3,180,276)					(4,493,300)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.6%					43,098,666
	NET ASSETS - 100.0%					$496,058,766

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.4)%
	PUT OPTIONS WRITTEN - (0.4)%
170	S&P 500 Index	PER	12/19/2025	$6,350	$116,434,530	$187,850
570	S&P 500 Index	PER	12/19/2025	6,400	390,398,130	738,150
475	S&P 500 Index	PER	12/31/2025	6,250	325,331,775	688,750
210	S&P 500 Index	PER	12/31/2025	6,365	143,830,890	432,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $4,461,524)					2,047,350

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.9)%
800	SPDR S&P 500 ETF Trust	PER	12/19/2025	$690	$54,671,200	$471,200
200	SPDR S&P 500 ETF Trust	PER	12/19/2025	700	13,667,800	47,100
500	SPDR S&P 500 ETF Trust	PER	12/19/2025	705	34,169,500	67,000
350	SPDR S&P 500 ETF Trust	PER	12/31/2025	685	23,918,650	356,650

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.9)% (Continued)
	CALL OPTIONS WRITTEN- (0.9)% (Continued)
4,400	SPDR S&P 500 ETF Trust	PER	12/31/2025	$690	$300,691,600	$3,317,600
500	SPDR S&P 500 ETF Trust	PER	12/31/2025	697	34,169,500	233,750
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $3,180,276)					4,493,300

	TOTAL OPTIONS WRITTEN (Premiums received - $7,641,800)					$6,540,650

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	A portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

TOTAL RETURN SWAP
										Upfront
	Payment	Long/					Number Of	Maturity	Notional	Payments/	Unrealized
Description	Frequency	Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	Appreciation
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.35%	Goldman Sachs	85,000	12/21/2026	$55,245,200	$—	$2,842,950
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/22/2026	5,942,800	—	891,100
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.70%	Goldman Sachs	25,000	7/2/2026	15,433,000	—	1,651,750
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	20,000	8/31/2026	12,720,000	—	947,800
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2026	53,501,539	—	2,878,136
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.85%	Goldman Sachs	40,000	12/7/2026	26,838,800	—	496,800
											$9,708,536

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AUTOMOTIVE - 1.4%
4,748	Visteon Corporation	$490,231

	BANKING - 16.6%
47,457	Columbia Banking System, Inc.	1,315,508
20,280	First Commonwealth Financial Corporation	329,550
29,460	Flagstar Financial, Inc.	360,590
59,358	FNB Corporation	987,717
56,153	Old National Bancorp	1,220,205
25,762	Zions Bancorp NA	1,371,311
		5,584,881
	BIOTECH & PHARMA - 1.4%
10,467	Collegium Pharmaceutical, Inc.(a)	488,600

	COMMERCIAL SUPPORT SERVICES - 0.7%
23,525	Cross Country Healthcare, Inc.(a)	241,367

	CONSUMER SERVICES - 1.4%
7,350	Stride, Inc.(a)	466,946

	ELECTRICAL EQUIPMENT - 1.6%
2,500	Atkore, Inc.	167,375
2,241	Modine Manufacturing Company(a)	363,333
		530,708
	FOOD - 0.6%
5,139	Pilgrim’s Pride Corporation	195,488

	HEALTH CARE FACILITIES & SERVICES - 7.2%
8,963	Molina Healthcare, Inc.(a)	1,328,855
42,836	Progyny, Inc.(a)	1,129,585
		2,458,440
	HOME & OFFICE PRODUCTS - 1.1%
5,000	Whirlpool Corporation	386,750

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HOME CONSTRUCTION - 0.9%
4,000	Meritage Homes Corporation	$292,320

	HOTEL REIT - 0.4%
13,435	Park Hotels & Resorts, Inc.	145,367

	INDUSTRIAL REIT - 0.5%
3,514	LXP Industrial Trust	170,429

	INDUSTRIAL SUPPORT SERVICES - 2.4%
3,099	WESCO International, Inc.	828,704

	INSURANCE - 10.3%
23,663	CNO Financial Group, Inc.	968,527
13,131	Jackson Financial, Inc.	1,286,968
30,269	Lincoln National Corporation	1,245,267
		3,500,762
	INTERNET MEDIA & SERVICES - 2.9%
47,384	Lyft, Inc., Class A(a)	996,486

	LEISURE FACILITIES & SERVICES - 4.6%
50,059	Bloomin’ Brands, Inc.	355,419
7,767	Brinker International, Inc.(a)	1,194,486
		1,549,905
	MACHINERY - 4.8%
29,941	Astec Industries, Inc.	1,325,188
6,657	Terex Corporation	307,620
		1,632,808
	MEDICAL EQUIPMENT & DEVICES - 2.8%
28,000	Avanos Medical, Inc.(a)	328,720
4,000	Haemonetics Corporation(a)	325,400
19,793	Inmode Ltd.(a)	282,050
		936,170

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	METALS & MINING - 2.6%
51,302	Hudbay Minerals, Inc.	$870,082

	OIL & GAS PRODUCERS - 5.1%
5,314	CNX Resources Corporation(a)	206,396
22,804	Delek US Holdings, Inc.	881,831
28,362	Northern Oil & Gas, Inc.	635,025
		1,723,252
	REITS - 2.4%
29,310	Highwoods Properties, Inc.	814,818

	RETAIL - DISCRETIONARY - 7.0%
13,652	Abercrombie & Fitch Company, Class A(a)	1,336,120
51,479	American Eagle Outfitters, Inc.	1,050,172
		2,386,292
	RETAIL REIT - 0.4%
5,763	Brixmor Property Group, Inc.	150,645

	SELF-STORAGE REIT - 1.1%
12,032	National Storage Affiliates Trust	354,342

	SEMICONDUCTORS - 7.4%
9,221	Amkor Technology, Inc.	335,552
3,500	Diodes, Inc.(a)	161,735
53,753	Photronics, Inc.(a)	1,231,482
8,882	Silicon Motion Technology Corporation - ADR	790,143
		2,518,912
	SOFTWARE - 3.2%
31,966	Open Text Corporation	1,075,336

	STEEL - 8.6%
119,788	Cleveland-Cliffs, Inc.(a)	1,562,035
21,493	Commercial Metals Company	1,370,824
		2,932,859

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Fair Value
TOTAL COMMON STOCKS (Cost $25,442,513)	$33,722,900

TOTAL INVESTMENTS - 99.4% (Cost $25,442,513)	$33,722,900
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	199,182
NET ASSETS - 100.0%	$33,922,082

ADR - American Depositary Receipt

LTD - Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 110.5%
	APPAREL & TEXTILE PRODUCTS - 3.4%
39,000	Carter’s, Inc.	$1,244,490
27,217	PVH Corporation	2,306,913
		3,551,403
	AUTOMOTIVE - 2.0%
38,000	Gentex Corporation	867,540
11,400	Visteon Corporation	1,177,050
		2,044,590
	BANKING - 12.5%
37,070	Bank of America Corporation	1,988,806
30,740	Citigroup, Inc.	3,184,664
80,470	Columbia Banking System, Inc.	2,230,628
12,900	JPMorgan Chase & Company	4,038,731
66,700	Old National Bancorp	1,449,391
		12,892,220
	BEVERAGES - 1.0%
7,400	Constellation Brands, Inc., Class A	1,009,212

	BIOTECH & PHARMA - 12.3%
4,200	Amgen, Inc.	1,450,932
12,500	Johnson & Johnson	2,586,500
98,400	Pacira BioSciences, Inc.(a)	2,319,288
81,600	Pfizer, Inc.	2,100,384
1,620	Regeneron Pharmaceuticals, Inc.	1,263,908
60,296	Sanofi - ADR	3,007,564
		12,728,576
	CHEMICALS - 1.4%
153,130	Ecovyst, Inc.(a)	1,408,796

	ELECTRICAL EQUIPMENT - 2.4%
12,300	Atkore, Inc.	823,485
51,320	Sensata Technologies Holding PLC	1,645,832
		2,469,317

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 110.5% (Continued)
	GAS & WATER UTILITIES - 2.3%
60,250	UGI Corporation	$2,382,888

	HEALTH CARE FACILITIES & SERVICES - 2.3%
33,000	Centene Corporation(a)	1,298,220
3,100	Elevance Health, Inc.	1,048,606
		2,346,826
	HOUSEHOLD PRODUCTS - 1.7%
102,000	Kenvue, Inc.	1,769,700

	INDUSTRIAL SUPPORT SERVICES - 2.4%
9,360	WESCO International, Inc.	2,502,958

	INSURANCE - 7.6%
32,520	CNO Financial Group, Inc.	1,331,044
6,930	Hartford Insurance Group, Inc. (The)	949,618
15,400	Jackson Financial, Inc.	1,509,354
49,190	Lincoln National Corporation	2,023,676
26,375	MetLife, Inc.	2,019,270
		7,832,962
	INTERNET MEDIA & SERVICES - 1.6%
2,100	Alphabet, Inc., Class C	672,252
45,000	Lyft, Inc., Class A(a)	946,350
		1,618,602
	LEISURE FACILITIES & SERVICES - 2.3%
35,050	Las Vegas Sands Corporation	2,389,008

	MEDICAL EQUIPMENT & DEVICES - 1.1%
14,400	Haemonetics Corporation(a)	1,171,440

	METALS & MINING - 12.9%
20,540	Agnico Eagle Mines Ltd.	3,582,792
93,000	Alamos Gold, Inc., Class A	3,487,500
779,832	B2Gold Corporation	3,602,824
22,600	Freeport-McMoRan, Inc.	971,348

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 110.5% (Continued)
	METALS & MINING - 12.9% (Continued)
102,800	Hudbay Minerals, Inc.	$1,743,488
		13,387,952
	OIL & GAS PRODUCERS - 17.2%
37,708	ConocoPhillips	3,344,323
42,900	EQT Corporation	2,610,894
10,795	Marathon Petroleum Corporation	2,091,315
58,770	Northern Oil & Gas, Inc.	1,315,860
88,680	Range Resources Corporation	3,501,974
120,000	Sable Offshore Corporation(a)	524,400
35,389	Suncor Energy, Inc.	1,584,719
324,817	Whitecap Resources, Inc.	2,712,222
		17,685,707
	RETAIL - CONSUMER STAPLES - 1.3%
5,000	Dollar Tree, Inc.(a)	554,050
8,900	Target Corporation	806,518
		1,360,568
	RETAIL - DISCRETIONARY - 3.6%
21,000	Abercrombie & Fitch Company, Class A(a)	2,055,270
40,000	American Eagle Outfitters, Inc.	816,000
4,650	Lululemon Athletica, Inc.(a)	856,437
		3,727,707
	SEMICONDUCTORS - 1.7%
1,000	ASML Holding N.V.	1,060,000
31,800	Photronics, Inc.(a)	728,538
		1,788,538
	SOFTWARE - 4.8%
15,500	Akamai Technologies, Inc.(a)	1,387,560
3,000	Oracle Corporation	605,850
16,930	Zoom Video Communications, Inc.(a)	1,438,373
146,800	ZoomInfo Technologies, Inc., Class A(a)	1,456,256
		4,888,039
	SPECIALTY FINANCE - 1.3%
220,700	UWM Holdings Corporation	1,291,095

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares				Fair Value
	COMMON STOCKS — 110.5% (Continued)
	STEEL - 3.3%
54,000	Cleveland-Cliffs, Inc.(a)			$704,160
42,243	Commercial Metals Company			2,694,259
				3,398,419
	TECHNOLOGY HARDWARE - 4.4%
11,000	Dell Technologies, Inc., Class C			1,466,850
70,790	NCR Atleos Corporation(a)			2,624,185
14,000	Super Micro Computer, Inc.(a)			473,900
				4,564,935
	TRANSPORTATION & LOGISTICS - 2.5%
25,680	Delta Air Lines, Inc.			1,646,088
10,280	United Parcel Service, Inc., Class B			984,721
				2,630,809
	TRANSPORTATION EQUIPMENT - 1.2%
11,575	PACCAR, Inc.			1,220,237

	TOTAL COMMON STOCKS (Cost $84,857,578)			114,062,504

	EXCHANGE-TRADED FUNDS — 2.1%
	EQUITY - 2.1%
20,000	VanEck Junior Gold Miners ETF			2,185,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $793,114)			2,185,600

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 4.6%
	OIL & GAS PRODUCERS — 0.9%
1,000,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	989,908

	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Transocean, Inc.	6.8000	03/15/38	896,348

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.6% (Continued)
	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Kohl’s Corporation			5.5500	07/17/45	$721,012

	SPECIALTY FINANCE — 1.4%
500,000	Ally Financial, Inc. Series B(b)		H15T5Y + 3.868%	4.7000	08/15/69	490,107
1,000,000	Ally Financial, Inc.(b)		H15T7Y + 3.481%	4.7000	08/15/69	923,664
						1,413,771
	STEEL — 0.7%
800,000	Cleveland-Cliffs, Inc.			6.2500	10/01/40	695,624

	TOTAL CORPORATE BONDS (Cost $3,879,611)					4,716,663

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
50	Amgen, Inc.	JEF	12/19/2025	$330	$1,650,000	$85,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,649)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $12,649)					85,750

	TOTAL INVESTMENTS - 117.3% (Cost $89,542,952)					$121,050,517
	CALL OPTIONS WRITTEN - (2.4)% (Premiums received - $1,118,207)					(2,196,830)
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $507,685)					(250,083)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.9)%					(20,275,531)
	NET ASSETS - 100.0%					$103,221,899

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (2.4)%
	CALL OPTIONS WRITTEN- (2.4)%
50	Abercrombie & Fitch Company	JEF	02/20/2026	$80	$400,000	$104,500
70	Agnico Eagle Mines Ltd.	JEF	01/16/2026	150	1,050,000	180,250
70	Agnico Eagle Mines Ltd.	JEF	03/20/2026	160	1,120,000	165,550
300	Alamos Gold, Inc.	JEF	12/19/2025	30	900,000	219,000
250	Alamos Gold, Inc.	JEF	03/20/2026	35	875,000	132,500
5	ASML Holding N.V.	JEF	03/20/2026	1,100	550,000	39,000
800	B2Gold Corporation	JEF	01/16/2026	4	320,000	65,600
1,700	B2Gold Corporation	JEF	01/16/2026	5	850,000	79,900
500	B2Gold Corporation	JEF	04/17/2026	6	300,000	23,000
200	Bank of America Corporation	JEF	01/16/2026	50	1,000,000	87,000

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (2.4)%
	CALL OPTIONS WRITTEN- (2.4)% (Continued)
50	Citigroup, Inc.	JEF	01/16/2026	$80	$400,000	$125,000
200	Commercial Metals Company	JEF	12/19/2025	58	1,160,000	140,600
30	Dell Technologies, Inc.	JEF	03/20/2026	200	600,000	4,020
120	Delta Air Lines, Inc.	JEF	03/20/2026	70	840,000	48,000
50	Dollar Tree, Inc.	JEF	12/19/2025	120	600,000	12,450
100	EQT Corporation	JEF	12/19/2025	60	600,000	23,200
100	EQT Corporation	JEF	12/19/2025	65	650,000	4,800
55	JPMorgan Chase & Company	JEF	03/20/2026	310	1,705,000	110,660
150	Las Vegas Sands Corporation	JEF	01/16/2026	63	945,000	109,500
50	Marathon Petroleum Corporation	JEF	01/16/2026	185	925,000	73,700
140	NCR Atleos Corporation	JEF	12/19/2025	30	420,000	101,500
15	Oracle Corporation	JEF	03/20/2026	400	600,000	1,350
285	Range Resources Corporation	JEF	12/19/2025	45	1,282,500	5,700
600	Sable Offshore Corporation	JEF	01/16/2026	5	300,000	51,000
100	Suncor Energy, Inc.	JEF	12/19/2025	45	450,000	7,000
40	WESCO International, Inc.	JEF	03/20/2026	230	920,000	185,000
30	WESCO International, Inc.	JEF	03/20/2026	250	750,000	97,050
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,118,207)					2,196,830

	PUT OPTIONS WRITTEN - 0.0%(d)
75	Advanced Micro Devices, Inc.	JEF	02/20/2026	$170	$1,275,000	$41,250
100	Akamai Technologies, Inc.	JEF	01/16/2026	70	700,000	2,250
100	Atkore, Inc.	JEF	12/19/2025	55	550,000	3,500
30	Boeing Company (The)	JEF	01/16/2026	200	600,000	42,450
25	Elevance Health, Inc.	JEF	01/16/2026	280	700,000	6,875
100	EQT Corporation	JEF	12/19/2025	48	480,000	1,000
46	International Flavors & Fragrances, Inc.	JEF	03/20/2026	55	253,000	3,220
250	Lyft, Inc.	JEF	01/16/2026	18	450,000	12,500
225	Northern Oil & Gas, Inc.	JEF	01/16/2026	23	517,500	46,688
75	NVIDIA Corporation	JEF	01/16/2026	160	1,200,000	30,375
500	PBF Energy, Inc.	JEF	12/19/2025	25	1,250,000	18,750
44	PVH Corporation	JEF	03/20/2026	65	286,000	7,700
270	Suncor Energy, Inc.	JEF	01/16/2026	38	1,026,000	4,725
80	Target Corporation	JEF	01/16/2026	90	720,000	28,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $507,685)					250,083

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,625,892)					$2,446,913

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — (5.4)%
	ASSET MANAGEMENT - (1.3)%
(25,300)	Carlyle Group, Inc. (The)	$(1,379,609)

	HOUSEHOLD PRODUCTS - (0.8)%
(7,500)	Clorox Company (The)	(809,550)

	INSTITUTIONAL FINANCIAL SERVICES - (1.5)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,569,476)

	METALS & MINING - (1.0)%
(14,700)	Rio Tinto PLC - ADR	(1,057,665)

	OIL & GAS PRODUCERS - (0.8)%
(2,600)	Chevron Corporation	(392,938)
(3,400)	Exxon Mobil Corporation	(394,128)
		(787,066)

	EXCHANGE-TRADED FUNDS — (31.4)%
	COMMODITY - (2.0)%
(5,400)	SPDR Gold Shares	(2,094,552)

	EQUITY - (29.4)%
(6,500)	iShares Russell 1000 Growth ETF	(3,096,925)
(26,100)	SPDR S&P 500 ETF	(17,836,479)
(61,800)	State Street SPDR Portfolio S&P 500 Value ETF	(3,515,184)
(7,000)	VanEck Gold Miners ETF	(582,610)
(10,400)	Vanguard Small-Cap Value ETF	(2,201,368)
(9,200)	Vanguard Total Stock Market ETF	(3,094,052)
		(30,326,618)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $33,550,015)	$(38,024,536)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

JEF	- Jefferies

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on November 30, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5%
	AGENCY CMBS — 1.6%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$58,837
2,591,589	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.6660	05/25/29	2,439,011
1,432,850	Government National Mortgage Association Series 92 Z		4.7000	10/16/48	1,384,717
52,503	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.1990	04/16/53	110
131,893	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	112,858
92,737	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,156
200,000	Government National Mortgage Association Series 4 B		1.9000	02/16/61	122,338
87,963	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.8090	10/20/62	1,303
7,468,245	Government National Mortgage Association Series 55 IO(a),(b)		0.5650	01/16/63	300,220
1,820,124	Government National Mortgage Association Series 82 Z		2.0000	02/16/64	879,978
214,758	Government National Mortgage Association Series 4 Z		1.9000	03/16/64	91,049
900,000	Government National Mortgage Association Series 91 BW		2.2500	08/16/64	431,634
681,621	Government National Mortgage Association Series 216 IO(a),(b)		0.7500	07/16/65	37,571
538,068	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.0300	11/20/66	26,878
737,176	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	7.4360	10/25/49	749,316
					6,639,976
	AUTO LOAN — 0.8%
643,926	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	643,037
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	102,946
2,367,265	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	2,373,298
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	29,036
					3,148,317
	CDO — 1.3%
2,409,910	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.4810	09/19/37	2,388,093
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR3M + 0.762%	2.3910	11/05/36	334,832
2,718,151	TruPS Financials Note Securitization Ltd. Series 2019-2A A1(c),(d)	TSFR3M + 2.562%	6.3840	02/28/39	2,738,994
					5,461,919
	CLO — 0.5%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.2740	10/20/37	180,332
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	7.8860	07/20/30	517,926
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	4.4640	07/15/45	45,006
172,349	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	7.9150	08/01/26	97,377
500,000	Steele Creek CLO Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.5360	08/18/31	500,784

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	CLO — 0.5% (Continued)
238,962	STWD Ltd. Series 2022-FL3 A(c),(d)	SOFR30A + 1.350%	5.4920	11/15/38	$239,141
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	6.3420	11/15/38	404,627
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	5.2380	10/25/37	120,222
					2,105,415
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4%
65,293	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	65,728
106,854	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.7090	10/25/35	93,786
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	4.9090	11/25/35	123,148
20,574	Alternative Loan Trust Series 1998-4 IIA3(e)		5.5550	08/25/28	20,358
18,394	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/32	9,949
67,387	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	68,277
14,342	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	14,554
82,707	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	84,805
73,661	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	73,905
39,921	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	40,797
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	35,614
6,761	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	6,732
125,894	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	134,778
19,264	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	19,620
481,344	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	491,427
246,180	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	222,481
357,429	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	334,233
68,744	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	61,523
28,678	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	26,963
25,891	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	21,564
106,190	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	91,198
46,797	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.4890	05/25/35	45,707
129,765	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	89,590
141,547	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	5.4280	08/25/35	123,958
35,750	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	16,347
27,829	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	21,472
49,780	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	26,812
83,344	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.6290	12/25/35	79,593
97,119	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	4.6690	01/25/36	99,984

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
105,105	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	$28,717
29,972	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	29,834
738,357	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	735,968
367,484	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		3.7900	08/25/37	160,063
74,799	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.1570	04/25/44	70,323
131,569	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	133,375
87,147	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	87,928
41,005	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.7900	02/25/57	37,941
989,637	Banc of America Funding Trust Series 2004-B 3A2(b)		4.6220	12/20/34	801,720
40,186	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.5080	06/20/35	32,152
940,564	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	814,686
72,610	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,473
630,086	Banc of America Funding Trust Series 2006-I 4A1(b)		4.3750	10/20/46	529,597
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.1960	12/25/32	13,977
26,396	Banc of America Mortgage Trust Series 2003-L 2A1(b)		6.6360	01/25/34	26,322
31,063	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.3270	06/25/35	28,449
39,909	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.4270	07/25/35	33,610
18,622	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.1150	09/25/35	16,632
108,355	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.6660	01/25/36	98,785
279,129	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.1920	01/26/38	278,802
797,084	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.4790	03/26/37	794,765
627,137	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	481,192
3,365	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.1040	11/25/34	3,157
21,311	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.4210	05/25/35	20,452
576,844	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.9330	04/25/33	490,928
54,087	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.1550	07/25/33	49,238
22,065	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.6250	08/25/33	21,623
3,655	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.7470	10/25/33	3,551
36,371	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.9180	01/25/34	34,825
89,208	Bear Stearns ARM Trust Series 2004-1 124M(b)		2.1580	04/25/34	78,506
8,665	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.2110	04/25/34	8,598
82,326	Bear Stearns ARM Trust Series 2004-5(b)		4.1880	07/25/34	77,734
82,301	Bear Stearns ARM Trust Series 2004-6 3A(b)		6.2870	09/25/34	79,732
809,414	Bear Stearns ARM Trust Series 2004-8 13A1(b)		4.0010	11/25/34	717,286

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
27,330	Bear Stearns ARM Trust Series 2004-8 2A1(b)		5.3880	11/25/34	$25,441
35,810	Bear Stearns ARM Trust Series 2004-10 12A5(b)		5.0360	01/25/35	34,648
582,637	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	224,775
495,392	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	416,250
119,087	Bear Stearns Structured Products, Inc. Trust Series 2007-R6 1A1(b)		4.3860	01/26/36	85,906
16,647	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	4.7730	11/20/34	16,577
51,115	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	43,703
405,127	BRAVO Residential Funding Trust Series 2023-NQM4 A1(c),(e)		6.4350	05/25/63	406,994
61,735	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.3790	09/25/34	61,820
79,974	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	79,825
872,490	Cendant Mortgage Capital, LLC CDMC Mortgage Pass Through Certificates Series 2004-1 A7		5.5000	02/25/34	875,168
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	219,472
85,646	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8790	03/25/50	76,500
107,425	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	108,296
229,665	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.2740	09/25/36	204,520
469,816	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	3,377
264,259	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	73,061
296,788	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	4.3190	08/25/35	291,222
149,670	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	4.3190	10/25/36	113,569
332,331	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	283,347
68,870	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	68,168
95,898	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.4910	02/25/34	91,827
21,477	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	21,526
47,965	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	47,332
53,765	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	53,552
44,132	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		5.8220	05/25/34	43,153
16,432	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.9910	07/20/34	15,771
89,288	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	88,805
31,528	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.5810	08/25/34	29,820
45,838	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	45,548
39,072	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.1890	04/20/35	36,240
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	152,492
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,144,505
473,384	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	288,113

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
118,482	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	$38,299
63,106	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		4.0380	03/25/37	56,421
288,688	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	103,021
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.1160	03/25/58	250,634
2,000,000	CHNGE Mortgage Trust Series 2023-2 M1(b),(c)		8.0090	06/25/58	2,020,620
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.5940	03/25/67	170,723
87,535	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	87,564
23,572	Citicorp Mortgage Securities Trust Series 2006-3 1A9		5.7500	06/25/36	21,579
34,590	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	35,649
65,052	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)		0.0000	02/25/37	35,210
169,362	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	149,874
84,232	Citigroup Global Markets Mortgage Securities VII, Inc. Series 1997-HUD2 B2(b)		6.6030	11/25/27	48
3,452	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-HYB1 B2(b)		6.6070	09/25/32	3,235
136,888	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		6.2870	09/25/34	126,129
118,156	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4970	05/25/35	113,037
13,627	Citigroup Mortgage Loan Trust Series 2014-10 4A1(b),(c)		4.2750	02/25/37	13,593
34,155	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	33,582
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	261,571
7,836	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	7,780
15,713	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		6.2250	08/25/34	15,044
51,437	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		6.5310	08/25/34	48,631
34,623	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	35,628
31,222	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	31,390
23,476	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	21,826
3,493,891	COLT Mortgage Loan Trust Series 2022-9 A1(c),(e)		6.7900	12/25/67	3,484,547
400,000	COLT Mortgage Loan Trust Series 2023-2 B1(b),(c)		7.9440	07/25/68	404,718
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	7.2220	12/25/41	122,471
108,117	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.5780	11/25/31	107,884
216,743	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	5.0780	11/25/31	99,125
54,482	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	55,041
292,722	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	293,910
15,809	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	15,897

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
41,776	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	$41,304
125,329	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	124,046
70,693	Credit Suisse First Boston Mortgage Securities Series 23 1A11		6.0000	10/25/33	66,768
129,626	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	126,277
100,037	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	4.7190	09/25/35	65,417
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/25/26	1
361,932	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	326,149
72,195	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		6.1640	10/25/33	70,096
70,084	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	72,627
350,622	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	357,369
14,683	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	14,594
2,157,137	CSMC Trust Series 2014-10R 1A2(b),(c)		7.4090	05/27/36	485,930
309,602	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	64,460
878,990	CSMC Trust Series 2015-6R 9A3(b),(c)		11.5200	11/27/36	895,859
19,585	CSMC Trust Series 2014-2R 28A1(b),(c)		3.0000	06/27/37	19,213
29,249	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	29,079
94,952	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	87,014
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5550	01/25/60	195,098
417,948	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	205,365
25,858	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 1A1		5.5000	09/25/33	26,425
253,017	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	4.7930	01/19/45	193,932
133,663	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(d)	TSFR1M + 0.774%	4.7330	09/19/45	70,701
2,000,000	Ellington Financial Mortgage Trust Series 2019-2 B2(b),(c)		5.7290	11/25/59	1,967,054
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8600	01/25/67	291,258
537,497	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		4.3560	05/28/35	511,992
90,728	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	94,101
71,667	Fannie Mae REMICS Series 26 A1		7.0000	01/25/48	74,735
147,398	Fannie Mae Trust Series 2005-W3 3A(b)		4.9420	04/25/45	145,760
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.3480	11/26/35	38,348
104,731	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		5.8150	06/25/34	104,595
6,596	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.0560	09/25/34	6,744
15,352	First Horizon Alternative Mortgage Securities Series 2004-AA4 A1(b)		5.1770	10/25/34	15,131
45,738	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		5.6390	02/25/35	42,072

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
69,611	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	$23,523
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	—
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	3
77,386	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.7310	11/25/36	35,148
216,286	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.5320	11/25/37	83,021
317,935	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4400	05/25/48	301,516
91,671	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3530	12/30/51	75,291
46,601	Freddie Mac REMICS Series 4203 PS(a),(d)	SOFR30A + 6.136%	1.9940	09/15/42	3,700
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	12.3360	07/25/49	1,124,097
87,835	Freddie Mac Structured Pass-Through Certificates Series 60 2A1(b)		4.3190	03/25/44	82,915
109,923	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	5.5090	07/25/44	106,885
126,040	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	5.3090	10/25/44	116,080
17,331	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	15,699
93,496	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	94,153
345,618	Global Mortgage Securitization Ltd. Series 2004-A A3(b),(c)		8.5640	11/25/32	347,834
60,923	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	61,288
1,228,765	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.8980	09/19/35	1,019,496
97,952	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.7580	04/19/36	81,214
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	4.7890	03/30/33	71,543
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0150	08/25/49	365,341
14,816	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	14,526
775,355	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	757,656
56,172	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	10,041
832,601	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.4690	06/25/34	752,385
1,346,508	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,343,406
266,634	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	264,742
25,713	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.4190	03/25/35	24,241
139,082	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.4190	09/25/35	119,860
98,274	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	88,134
782,774	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	85,540
61,706	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	62,536
87,452	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.8400	06/25/34	84,373
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	4.6690	12/25/34	111,387
35,831	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	35,270

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
13,619	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.5090	05/25/35	$11,129
18,888	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.5090	05/25/35	17,923
2,085	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	1,954
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.2950	07/25/35	268,095
27,458	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	9,389
104,852	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	43,154
2,336,685	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.4190	01/25/37	307,037
70,609	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.1340	05/25/37	35,889
132,397	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.0800	05/19/33	121,387
881,702	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.0480	11/19/34	809,161
90,716	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		4.7490	07/19/35	67,481
157,333	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.9880	01/25/37	119,249
192,909	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	72,765
150,883	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.6480	09/25/37	115,651
157,810	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2330	07/25/51	138,479
250,230	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2330	07/25/51	222,278
131,751	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3150	12/25/51	113,720
21,197	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	21,178
35,982	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	35,727
25,724	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	4.9540	03/25/35	24,773
26,087	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	5.0440	03/25/35	24,646
16,899	Impac CMB Trust Series 2005-2 2B(d)	TSFR1M + 2.589%	6.5440	04/25/35	17,120
168,181	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	4.8190	05/25/35	163,433
427,773	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	5.1940	05/25/35	429,533
294,626	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	4.8190	02/25/36	281,238
63,915	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.3190	02/25/36	64,987
57,716	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.3190	02/25/36	57,682
168,888	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	132,799
76,235	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	4.7690	05/25/36	74,459
16,995	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.5780	12/25/34	16,075
196,174	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.8910	02/25/35	190,217
149,648	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.5290	04/25/35	144,018
183,987	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		3.9760	08/25/35	80,545
244,757	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	3.0810	12/25/35	39,913

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
706,970	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	4.6690	03/25/36	$604,473
904,450	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	434,855
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	98,768
304,611	JP Morgan MBS Series 2006-R1 6A1(b),(c)		4.0540	09/28/44	243,993
18,933	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.4170	11/25/33	18,771
1,918	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		5.3200	07/25/34	1,892
17,688	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	16,304
20,804	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.2140	10/25/35	20,075
187,325	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	160,280
818,189	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	336,333
12,587	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5320	06/25/36	8,223
121,047	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.4700	01/25/37	97,151
147,414	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.4700	01/25/37	118,332
16,911	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	15,948
168,289	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1430	03/25/50	156,808
35,264	JP Morgan Mortgage Trust Series 2020-5 A3(b),(c)		3.0000	12/25/50	31,158
100,560	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	93,716
127,009	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	7.4190	10/25/57	136,384
2,277,598	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		5.1000	07/13/52	2,084,758
115,644	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	117,524
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.2840	12/25/32	37,660
16,062	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.3340	07/25/33	15,255
28,116	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.2710	12/25/33	26,200
15,698	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.6250	12/25/33	15,582
34,092	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		6.8820	01/25/34	33,815
25,723	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.6080	10/25/34	21,975
155,602	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.9220	12/25/34	154,026
222,107	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.5400	09/25/35	132,795
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.4200	05/25/36	27,925
91,217	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1640	05/25/33	85,164
468,398	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	465,710
36,425	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	37,347
91,603	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	92,437
111,343	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	110,756

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
42,487	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	$43,670
154,221	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	154,529
19,547	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	19,296
48,893	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	49,493
32,827	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	33,039
135,141	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	133,254
571,668	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	577,261
22,151	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	12,083
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	228,825
866,079	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
11,419	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	9,871
42,649	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	43,616
31,721	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	32,246
3,357	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,431
155,109	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	141,939
6,115	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	6,063
2,156,282	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,496,441
55,395	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	42,455
4,115,543	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	4.5690	06/25/36	778,994
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.5190	10/25/36	320,382
14,276	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	10,091
114,280	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.8010	05/25/36	105,356
9,309	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.1120	10/25/32	8,633
45,375	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.5320	10/25/32	44,631
317,726	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	319,607
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3620	10/25/48	711,610
529,263	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6510	04/25/51	442,657
311,821	Merrill Lynch Alternative Note Asset Trust Series Series A2 A3B(d)	TSFR1M + 0.514%	4.4690	03/25/37	73,221
27,128	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.0470	09/25/33	26,304
87,240	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		3.6610	04/25/29	74,386
180,729	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	4.6690	07/25/30	159,186
39,133	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		3.9660	09/25/37	29,402
24,581	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		7.0000	05/25/33	24,182
149,559	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		5.3520	07/25/35	65,410

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
132,680	Merrill Lynch Mortgage Investors Trust Series Series A1 1A1(b)		4.5180	03/25/36	$70,809
40,613	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A3(b)		5.1990	03/25/33	36,450
9,480	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.7440	02/25/34	9,155
18,035	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.3120	10/25/34	16,561
14,293	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.3560	10/25/34	13,880
9,114	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.5700	11/25/34	8,705
494,881	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	4.3690	03/25/35	471,288
73,872	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	26,658
8,732	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		6.5000	06/25/36	7,817
271,565	Morgan Stanley Mortgage Loan Trust Series 2007-15AR 5A1(b)		3.7730	12/25/37	174,077
1,000,000	Morgan Stanley Residential Mortgage Loan Trust Series NQM1 B1(b),(c)		7.3790	09/25/68	1,007,932
92,545	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.2940	12/25/34	93,165
56,400	MortgageIT Trust Series 2005-2 2A(d)	TSFR1M + 1.764%	5.7490	05/25/35	55,336
145,805	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	4.8640	08/25/35	143,040
73,252	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		5.1970	12/15/30	68,976
508,902	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	519,279
24,818	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,296
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8340	11/25/59	578,365
119,689	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	113,671
380,675	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.5890	07/25/35	350,040
389,313	Nomura Asset Acceptance Corp Alternative Loan Series AF1 4A1(b)		6.9790	06/25/36	359,137
64,514	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	61,562
3,401,647	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	85,041
38,543	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.5630	06/25/39	556
270,000	Onity Loan Investment Trust Series 2024-HB2 M2(b),(c)		5.0000	08/25/37	267,301
60,064	PHH Mortgage Trust Series Series 2008-CIM1 21A1		6.0000	05/25/38	60,898
254,705	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	254,287
772,649	PRKCM Trust Series 2023-AFC1 A3(c),(e)		7.3040	02/25/58	773,568
12,725	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	12,811
102,755	RALI Series Trust Series 2005-QA12 CB1(b)		5.7880	12/25/35	37,996
231,695	RAMP Series Trust Series 2002-SL1 AII4(b)		4.2530	06/25/32	202,119
9,037	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	01/25/37	9,081
257,765	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	216,836

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
4,554,093	RBSSP Resecuritization Trust Series 2013-5 2A2(c),(d)		4.7200	07/26/33	$3,976,865
7,660,199	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.9620	12/25/35	5,588,906
94,811	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7580	01/25/34	86,867
10,564	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	10,375
2,269	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	2,436
54,016	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.4890	07/25/36	51,235
1,164,416	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.6190	08/25/33	1,073,461
365,208	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	363,326
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,914,810
2,529,000	RMF Buyout Issuance Trust Series 2020-HB1 M4(b),(c)		6.0000	10/25/50	2,424,054
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		2.9400	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,562,220
45,784	Seasoned Credit Risk Transfer Trust Series 2017-3 B(f)		0.0000	07/25/56	7,560
198,750	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	4.6940	07/20/33	186,935
22,796	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	4.6940	11/20/34	21,864
33,228	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	4.9380	11/20/34	31,177
41,932	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.5140	03/20/35	38,985
255,788	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	4.6290	05/20/35	164,928
257,492	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.6340	01/20/36	196,970
231,314	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	4.6740	06/20/36	204,511
124,934	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.4740	07/20/36	108,721
73,485	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5240	05/25/43	72,373
10,409	Sequoia Mortgage Trust Series 2013-8 A1(b)		3.0000	06/25/43	9,559
228,378	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	214,409
64,101	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6020	02/25/47	53,812
64,677	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5940	04/25/47	46,378
79,131	SoFi Personal Loan Trust Series 2024-1A A(c)		6.0600	02/12/31	79,832
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	95,912
37,552	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.2380	03/25/34	36,098
240,827	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		4.1860	11/25/34	214,598
54,915	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.8120	12/25/34	49,165
173,905	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.2400	03/25/35	146,037
305,812	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.1630	07/25/35	154,190
427,846	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.6220	02/25/36	384,593

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
6,116	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.3060	09/25/36	$5,594
411,882	Structured Adjustable Rate Mortgage Loan Trust Series 4 1A1(d)	TSFR1M + 0.594%	4.5490	05/25/37	376,968
287,765	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.2470	10/25/47	180,023
120,206	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		5.1100	01/25/34	116,527
21,213	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		5.1100	01/25/34	20,565
13,189	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	10,430
666	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	5.0290	12/25/33	643
397,604	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		5.5000	02/25/34	393,571
78,288	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		5.9900	02/25/34	77,469
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		6.0500	02/25/34	410,970
64,904	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.4190	04/25/35	59,121
68,379	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.4250	06/25/35	62,143
46,406	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	4.7190	12/25/35	40,511
188,805	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6570	07/25/48	174,132
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.0730	11/25/48	186,312
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	494,626
2,284,620	Verus Securitization Trust Series 2023-2 A2(c),(e)		6.5990	03/25/68	2,286,890
162,056	Verus Securitization Trust Series 2023-3 A3(c),(e)		6.7430	03/25/68	162,291
370,000	Verus Securitization Trust Series 2023-5 B1(b),(c)		7.9880	06/25/68	373,579
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.1760	11/25/68	1,014,610
37,578	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.2950	11/25/32	34,462
30,987	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		6.2460	01/25/33	30,981
68,850	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	68,432
27,681	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	27,945
184,225	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		5.6730	09/25/33	182,778
12,710	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.2060	02/27/34	12,431
95,382	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	99,231
39,405	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.5730	03/25/36	35,731
71,977	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	5.3090	11/25/42	69,954
94,296	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.5350	08/25/46	98,770
142,841	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	144,076
33,685	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	34,302
142,283	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.8560	06/25/33	123,245

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4% (Continued)
3,632	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		3.8070	01/25/35	$2,982
90,010	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.4890	08/25/38	85,616
137,861	Wells Fargo Alternative Loan Trust Series 2007-PA1 A7		6.0000	03/25/37	128,813
41,850	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		6.5010	10/25/36	38,477
54,932	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	50,415
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6460	07/25/47	150,401
51,560	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	45,688
190,075	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	179,849
					92,350,665
	CREDIT CARD — 0.2%
820,637	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	822,401

	HOME EQUITY — 3.1%
53,547	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.6290	10/25/33	53,020
561,164	ACE Securities Corp Home Equity Loan Trust Series Series IN1 A1(d)	TSFR1M + 0.754%	4.7090	05/25/34	538,361
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,074,286
989,603	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	1,021,863
135,014	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	5.0860	09/28/29	117,628
2,668,068	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	5.0300	05/28/39	2,187,057
1,055,697	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.5300	02/28/40	1,016,788
641,626	Bayview Financial Mortgage Pass-Through Trust Series A B1(d)	TSFR1M + 2.139%	6.0550	02/28/41	643,271
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	5.1690	06/25/34	14,232
90,985	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	86,648
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	6.1690	11/25/34	1,144,283
136,197	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	5.0440	07/25/34	135,872
2,297	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.4190	01/25/32	2,295
101,275	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	96,575
235,239	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.5900	05/15/30	226,141
69,813	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	4.7130	08/15/30	69,760
30,409	GE Capital Mortgage Services, Inc. Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	30,686
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	4.6690	06/25/32	234,554
868,775	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	6.7690	07/25/34	828,718
195,121	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	4.8190	12/25/34	200,055

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	HOME EQUITY — 3.1% (Continued)
252,736	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	7.9690	03/25/33	$228,782
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	4.8690	11/25/33	13,740
72,631	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	4.5640	03/25/36	68,906
164,556	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	4.8090	02/25/34	165,903
22,503	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	4.7690	03/25/34	22,471
42,595	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	42,154
424,761	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.5690	12/25/32	401,243
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.6190	12/25/32	73,867
15,862	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	17,272
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	4.0090	12/25/33	28,023
164,887	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.0450	12/25/33	157,068
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.7160	02/25/35	1,535,044
197,145	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	199,226
103,555	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	151,070
748,646	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	141,632
					12,968,494
	MANUFACTURED HOUSING — 0.3%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	1,348,110
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	88,500
					1,436,610
	NON AGENCY CMBS — 21.7%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,602,198
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,667,792
825,000	BANK Series 2017-BNK8 C(b)		4.2260	11/15/50	664,216
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,422,809
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	858,012
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	416,595
22,011	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	4.7140	08/25/35	21,341
34,060	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	5.7940	08/25/35	36,424
17,458	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	4.7810	01/25/36	16,754
58,515	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.5040	03/25/37	55,595
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 3.264%	7.2190	01/25/38	468,911
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	217,027

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	NON AGENCY CMBS — 21.7% (Continued)
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	$121,933
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	507,545
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	369,543
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	393,545
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	485,458
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	260,721
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	5.2230	10/15/35	273,841
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4250	05/25/52	526,612
4,290,000	Canal Center Lease-Backed Pass-Through Trust Series 1 A(c)		3.0230	09/15/56	2,725,491
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	321,199
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	6.9230	10/15/35	1,068,722
1,463,875	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,356,283
1,400,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	1,111,276
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	2,185
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	940,552
131,402	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	129,564
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	94,805
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		3.8130	06/10/48	37,838
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	379,291
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.6480	11/10/48	678,069
186,259	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.5730	05/15/31	184,591
3,285,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	947,773
130,938	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	127,029
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.4600	10/10/49	148,754
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b)		3.1920	08/15/48	272,415
190,000	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.1920	08/15/48	162,677
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0390	11/15/51	219,312
2,634,000	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.1790	06/15/57	2,427,755
391,000	CSAIL Commercial Mortgage Trust Series 2015-C2 D(b)		4.1790	06/15/57	290,318
130,577	CSAIL Commercial Mortgage Trust Series 2015-C2 B(b)		4.2080	06/15/57	124,323
1,640,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,359,612
368,477	FREMF Mortgage Trust Series 2018-KF52(c),(d)	SOFR30A + 2.064%	6.2660	09/25/28	354,853
120,313	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	7.0660	01/25/30	117,958
1,653,298	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	6.8160	09/25/34	1,600,972

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	NON AGENCY CMBS — 21.7% (Continued)
824,433	FRESB Mortgage Trust Series 2018-SB48 B(c),(d)		4.3520	02/25/38	$494,874
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.414%	5.3740	05/15/26	1,395,616
1,350,000	GS Mortgage Securities Corp Trust Series 2013-PEMB C(b),(c)		3.6680	03/05/33	304,034
5,970,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.6680	03/05/33	4,594,661
72,943	GS Mortgage Securities Trust Series 2011-GC5 AS(b),(c)		5.2090	08/10/44	72,240
3,662,000	GS Mortgage Securities Trust Series 2014-GC22 AS		4.1130	06/10/47	3,464,322
10,781	GS Mortgage Securities Trust Series GC32 D		3.3450	07/10/48	10,448
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,865,152
39,973	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	6.6940	08/25/34	40,690
387,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	5.2760	11/15/35	371,590
434,058	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	7.6930	05/15/28	347,066
1,165,069	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	1,157,071
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.5300	04/15/31	911,829
1,453,629	JP Morgan Chase Commercial Mortgage Securities Series PHH A(c),(d)	TSFR1M + 1.257%	5.2160	06/15/35	1,234,705
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	5.4230	12/15/36	276,920
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7100	02/15/46	137,135
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	13,174
5,845,049	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0130	06/15/49	1,083,295
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3640	11/15/48	34,432
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	193,577
1,165,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	990,553
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	117,404
544,000	Lehman Brothers Small Balance Commercial Mortgage Series 3A M2(c),(d)	TSFR1M + 2.114%	6.0690	10/25/37	492,810
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.8160	03/10/49	373,913
1,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.8160	03/10/49	951,457
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8390	03/10/50	1,271,141
3,081,441	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	519,348
460,000	Morgan Stanley Bank of America Merrill Lynch Trust		3.5610	04/15/48	443,231
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	367,591
172,000	Morgan Stanley Capital I Trust Series 2014-150E(c)		4.2640	09/09/32	144,714
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.4380	09/09/32	261,743

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	NON AGENCY CMBS — 21.7% (Continued)
124,657	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	4.8560	08/15/33	$98,943
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.2880	05/15/48	163,600
4,236,067	Morgan Stanley Capital I Trust Series 2015-420 A(c),(e)		7.9820	10/12/50	4,336,400
15,218	Morgan Stanley Capital I Trust Series 2019-H6 A2		3.2280	06/15/52	15,188
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	178,842
1,000,000	Natixis Commercial Mortgage Securities Trust Series 75B A(c)		3.8580	04/10/37	883,090
1,000,000	OWS Real Estate Finance, LLC Series MARG2 A(c),(d)	TSFR1M + 4.000%	7.9590	08/15/27	1,001,506
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.2350	02/25/52	2,062,903
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2520	02/27/51	2,885,175
6,075,000	SBALR Commercial Mortgage Trust Series 2020-RR1 D(b),(c)		4.1740	02/13/53	379,688
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.7860	08/10/38	86,504
31,669	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	30,395
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	325,832
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	6.0910	11/15/29	2,006,254
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	229,067
1,197,397	VCC Trust Series 2025-MC1 A1(c),(e)		8.1630	05/25/55	1,216,046
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,417,233
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,358,458
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	736,074
1,014,516	Velocity Commercial Capital Loan Trust Series 2018-2 M6(b),(c)		7.0500	10/26/48	896,373
362,642	Velocity Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7000	03/25/49	329,459
875,096	Velocity Commercial Capital Loan Trust Series 2019-1 M6(b),(c)		6.7900	03/25/49	777,784
1,232,726	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	938,924
416,848	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	383,004
373,028	Velocity Commercial Capital Loan Trust Series 2019-3 M6(b),(c)		6.0300	10/25/49	318,299
58,934	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	47,414
158,936	Velocity Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		4.2900	02/25/50	124,696
1,618,033	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,217,188
396,889	Velocity Commercial Capital Loan Trust Series 2021-2 M4(b),(c)		3.0800	08/25/51	308,590
1,371,697	Velocity Commercial Capital Loan Trust Series 2021-3 M6(b),(c)		5.0300	10/25/51	1,079,157
1,962,190	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)		5.6800	12/26/51	1,584,685
1,703,968	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8550	02/25/52	1,267,719
2,570,353	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)		5.7410	04/25/52	2,195,337
664,271	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5310	08/25/52	648,718

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	NON AGENCY CMBS — 21.7% (Continued)
374,846	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	$373,971
1,028,993	Velocity Commercial Capital Loan Trust Series 2023-2 M4(b),(c)		10.4260	05/25/53	1,054,702
820,491	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)		9.3200	08/25/53	845,309
212,158	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	213,374
176,348	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		1.0890	07/15/41	1,873
24,144	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	23,884
28,646	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		3.9120	07/15/46	28,088
250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.2230	06/15/49	233,508
505,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.2480	11/15/59	448,630
195,348	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		5.1500	06/15/44	189,652
890,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.4560	12/15/45	768,986
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.2840	08/15/46	410,789
137,723	WFRBS Commercial Mortgage Trust Series 2014-C20 B		4.3780	05/15/47	115,785
900,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	732,298
					89,476,619
	OTHER ABS — 3.8%
51,784	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	51,260
1,819,738	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1520	10/15/52	1,095
414,102	E3 Series 2019-1 A(c)		3.1000	09/20/55	365,561
839,090	EverBright Solar Trust Series 2024-A A(c)		6.4300	06/22/54	808,121
110,481	FNA VII, LLC Series 1A A1(c)		6.9000	04/15/38	111,053
451,489	FortiFi Series 2023-1A A(c)		6.2300	09/20/59	455,510
331,612	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	337,523
1,504,827	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,103,520
42,659	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	41,574
177,411	HERO Funding Trust Series 2021-1A B(c)		4.0000	09/20/51	168,527
139,255	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	130,311
46,336	JG Wentworth XLII, LLC Series 2A B(c)		4.7000	10/15/77	42,609
421,019	Mill City Solar Loan Ltd. Series 2019-1A A(c)		4.3400	03/20/43	398,405
94,188	Mosaic Solar Loan Trust Series 2018-1A B(c)		2.0000	06/22/43	78,458
400,000	Mosaic Solar Loan Trust Series 2024-1A C(c)		9.0000	09/20/49	219,565
67,210	Mosaic Solar Loan Trust Series 2024-2A A(c)		5.6000	04/22/52	65,449
435,000	Mosaic Solar Loan Trust Series 2023-4A C(c)		8.8000	05/20/53	182,903
250,000	New Economy Assets Phase 1 Sponsor, LLC Series 1 B1(c)		2.4100	10/20/61	170,639

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	OTHER ABS — 3.8% (Continued)
79,362	NP SPE II, LLC Series 2017-1A A1(c)		3.3720	10/21/47	$76,728
3,198,000	NP SPE II, LLC Series 1A A2(c)		4.2190	10/21/47	2,760,214
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,272,819
541,992	NP SPE X, L.P. Series 2A A2(c)		3.0980	11/19/49	478,125
3,988,830	NP SPE X, L.P. Series 1A A1(c)		2.2300	03/19/51	3,477,653
422,744	Sunnova Helios IX Issuer, LLC Series B A(c)		5.0000	08/20/49	381,166
487,737	Sunnova Helios X Issuer, LLC Series C A(c)		5.3000	11/22/49	458,049
145,465	Sunnova Helios X Issuer, LLC Series C C(c)		6.0000	11/22/49	57,018
118,623	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	108,086
379,528	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	351,019
233,349	USQ Rail III, LLC Series 1A A(c)		4.9900	09/28/54	235,012
104,223	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	97,504
1,013,796	Willis Engine Structured Trust VII Series A A(c)		8.0000	10/15/48	1,042,318
					15,527,794
	RESIDENTIAL MORTGAGE — 1.9%
388,011	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	5.0090	06/25/29	405,531
7,187,676	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	5.2870	12/31/38	947,089
231,263	CFMT, LLC Series 2023-HB11 A(b),(c)		4.0000	02/25/37	231,094
4,476	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	4.8090	10/25/32	4,496
26,477	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	26,268
513,640	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.4440	06/25/32	511,904
44,202	Credit-Based Asset Servicing and Securitization, LLC Series 2003-CB1 M1(d)	TSFR1M + 1.539%	4.7930	01/25/33	44,107
87,027	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(d)	TSFR1M + 2.889%	2.9490	03/25/34	116,168
1,360,918	Credit-Based Asset Servicing and Securitization, LLC Series 2004-RP1(c),(d)	TSFR1M + 3.864%	7.8190	05/25/50	1,359,142
79,468	CWABS Asset-Backed Certificates Trust Series 2005-13 AF4(b)		5.8050	04/25/36	74,628
11,961	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	5.2690	11/25/34	12,035
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(e)		3.7520	07/25/34	102,288
170,531	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.8020	09/26/33	169,425
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	5.8690	04/25/32	365,688
87,045	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	4.7290	12/25/35	70,868
302,356	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	293,717
579,757	Lehman A.B.S Mortgage Loan Trust Series 2007-1 2A2(c),(d)	TSFR1M + 0.314%	4.2690	06/25/37	373,410

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	RESIDENTIAL MORTGAGE — 1.9% (Continued)
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	6.9190	06/25/33	$61,429
49,720	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	5.1940	11/25/35	48,084
430,989	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	4.8290	10/25/46	425,942
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,187,942
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	7.2190	08/25/33	501,970
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	5.7190	05/25/35	144,837
246,391	Structured Asset Securities Corp Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	4.4890	02/25/37	244,603
					7,722,665
	STUDENT LOANS — 1.2%
25,249	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	5.2750	01/25/43	23,092
311,560	Brazos Education Loan Authority, Inc. Series 2 A1A		2.0600	01/25/72	273,832
59,437	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.4690	12/28/48	59,686
45,571	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	43,881
252,612	College Ave Student Loans, LLC Series 2023-A A1(c),(d)	SOFR30A + 1.900%	5.9720	05/25/55	257,166
104,597	Commonbond Student Loan Trust Series 2021-B-GS A(c)		1.1700	09/25/51	92,684
887,636	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	733,502
53,455	EDvestinU Private Education Loan Issue No. 3, LLC Series A A(c)		1.8000	11/25/45	50,193
137,775	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	127,071
235,548	Navient Private Education Refi Loan Trust Series 2021-D-DA A(c),(d)	PRIME - 1.990%	5.0100	04/15/60	231,321
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	202,602
122,719	Navient Private Education Refi Loan Trust Series 2020-H-IA A1B(c),(d)	TSFR1M + 1.114%	5.0730	04/15/69	122,084
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	146,104
235,000	Navient Private Education Refi Loan Trust Series 2021-FA B(c)		2.1200	02/18/70	173,284
102,687	Navient Student Loan Trust Series BA A1B(c),(d)	SOFR30A + 1.700%	5.8420	03/15/72	103,666
251,818	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	4.7290	09/15/33	249,116
51,668	SLM Private Credit Student Loan Trust Series 2006-B A5(d)	TSFR3M + 0.532%	4.5690	12/15/39	50,546
337,025	SLM Private Education Loan Trust Series 2010-C(c),(d)	TSFR1M + 4.864%	8.8230	10/15/41	354,625
289,465	SLM Student Loan Trust Series 2012-1 A3(d)	SOFR30A + 1.064%	5.1360	09/25/28	283,316
11,472	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	4.8250	10/25/40	10,916
53,254	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	4.8850	01/25/55	51,187
262,000	SLM Student Loan Trust Series 2008-4 B(d)	SOFR90A + 2.112%	6.4250	04/25/73	273,973
375,000	SLM Student Loan Trust Series 2008-5 B(d)	SOFR90A + 2.112%	6.4250	07/25/73	394,542
375,000	SLM Student Loan Trust Series 2008-2 B(d)	SOFR90A + 1.462%	5.7750	01/25/83	393,859

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 59.5% (Continued)
	STUDENT LOANS — 1.2% (Continued)
375,000	SLM Student Loan Trust Series 2008-3 B(d)	SOFR90A + 1.462%	5.7750	04/26/83	$386,330
					5,088,578
	WHOLE BUSINESS — 0.7%
1,811,597	Harvest SBA Loan Trust Series 2023-1 C(c),(d)	SOFR30A + 8.500%	12.6060	10/25/50	1,943,018
1,316,671	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.3670	10/25/35	35,934
1,000,141	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		1.8990	10/25/40	28,943
24,148	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.250%	6.7500	12/25/48	24,138
30,643	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.700%	6.3000	10/25/49	30,849
288,006	Newtek Small Business Loan Trust Series 2023-1 A(c),(d)	PRIME - 0.500%	6.5000	07/25/50	290,541
98,229	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	6.5000	12/27/44	98,078
361,604	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	7.0700	04/25/48	366,365
					2,817,866
	TOTAL ASSET BACKED SECURITIES (Cost $253,684,047)				245,567,319

	CORPORATE BONDS — 15.0%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(b)	5*(USISOA30-USISOA02)	0.0000	01/21/26	69,650
274,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02)	0.0000	12/31/33	192,485
65,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02)	0.0000	02/28/34	51,898
890,000	Nomura America Finance, LLC(b)	4*( USISOA30 - USISOA02)-1.00%	0.0000	07/29/34	620,775
					934,808
	BANKING — 2.6%
190,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-0.75%)	0.0000	06/27/33	126,588
120,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02)-0.738%	1.6710	01/30/34	83,400
100,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02)-1.738%	0.0000	08/28/34	68,375
525,000	Barclays Bank PLC(b)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	455,438

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	BANKING — 2.6% (Continued)
50,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA02)	0.0000	10/18/28	$43,000
75,000	Barclays Bank PLC(b)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	51,938
58,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA02)-2.00%	0.0000	04/25/34	39,658
70,000	Barclays Bank PLC(b)	8*(USISOA30 - USISOA05)-2.00%	4.1380	07/31/34	50,663
177,000	BNP Paribas S.A.(b)	4*(CMS30-CMS5)	0.0000	04/30/33	126,776
1,037,000	Citigroup, Inc.(b)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	790,712
150,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)	2.2620	10/31/34	116,591
507,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)-1.00% - 1.000%	0.0000	12/29/34	382,785
55,000	Citigroup, Inc.(b)	20*(USISOA30-USISOA02)-17.5%	0.0000	08/31/35	39,738
500,000	Credit Agricole Corporate & Investment Bank S.A.(b)	9.75*(USISOA30-USISOA02)	0.0000	04/22/36	398,750
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(b)	7.75*(USISOA30-USISOA02)	0.0000	05/24/36	1,121,249
1,079,000	Credit Suisse A.G.(b)	15*(USISOA30-USISOA02)	0.0000	10/31/31	936,032
120,000	Deutsche Bank A.G.(b)	4*(USISOA30-USISOA05)-2.20%	0.0000	01/31/33	84,300
245,000	Deutsche Bank A.G.(b)	4*(USISOA30-USISOA02)-1.60%	0.0000	06/30/34	167,825
1,257,000	Deutsche Bank A.G.(b)	4*(USISOA30-USISOA02)-2.000%	0.0000	08/28/34	883,042
961,000	Deutsche Bank A.G.(b)	4*(USISOA30 - USISOA02)-1.00%	0.0000	11/26/34	700,328
738,000	Deutsche Bank A.G.(b)	10*(USISOA30-USISOA02)-8.750%	0.0000	03/27/35	581,175
75,000	Deutsche Bank A.G.(b)	15*(USISOA30 - USISOA02)-13.125%	0.0000	12/23/35	54,188

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	BANKING — 2.6% (Continued)
100,000	HSBC USA, Inc.(b)	6.250*(USISOA30-USISOA05)	3.9120	05/21/29	$87,000
136,000	Lloyds Bank plc(b)	4*(USISOA30-USISOA02)-1.00%	1.4100	10/25/33	97,580
655,000	Lloyds Bank plc(b)	4*(USISOA30-USISOA02)-1.400%	0.0000	11/27/33	440,144
282,000	Natixis US Medium-Term Note Program, LLC(b)	4*(USISOA30-USISOA02)	4.3600	04/30/34	200,220
1,414,000	Natixis US Medium-Term Note Program, LLC(b)	7.5*(USISOA30-USISOA05)-1.875%	0.0000	07/31/34	995,102
125,000	NatWest Markets plc(b)	4*(USISOA30-USISOA02)-0.25%	0.0000	08/18/31	99,063
100,000	NatWest Markets plc(b)	4*(USISOA30 - USISOA02)-0.50%	0.0000	08/26/31	75,500
202,000	SG Structured Products, Inc.(b)		0.0000	03/31/26	196,698
185,000	SG Structured Products, Inc.(b)	4*(USISOA30 - USISOA02)-2.00%	0.0000	07/29/31	151,006
744,000	Societe Generale S.A.(b)	10*(USISOA30-USISOA02)	0.0000	10/29/32	663,090
203,000	Societe Generale S.A.(b)	50*(USISOA30-USISOA02)	0.0000	01/31/35	194,880
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	107,255
					10,610,089
	INSTITUTIONAL FINANCIAL SERVICES — 8.0%
41,000	Citigroup Global Markets Holdings, Inc.(b)	8*(USISOA30-USISOA02)	0.0000	04/25/32	39,466
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	0.0000	11/22/32	30,625
200,000	Citigroup Global Markets Holdings, Inc.	30*(USISOA30-USISOA02)	0.0000	03/29/34	189,500
60,000	Citigroup Global Markets Holdings, Inc.(b)	50*(USISOA30-USISOA02)	0.0000	03/29/34	58,275
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	01/22/35	1,299,374
553,000	Citigroup Global Markets Holdings, Inc.(b)	30*(USISOA30-USISOA02)	0.0000	04/01/41	488,714
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	0.0000	09/03/41	1,491,749

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
95,000	Credit Suisse A.G.(b)	8*(USISOA30 - USISOA02)	4.5400	10/30/30	$78,138
500,000	GS Finance Corporation(b)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	381,250
30,000	Jefferies Financial Group, Inc.(b)	10*(USISOA10-USISOA02)	3.1730	06/30/37	22,763
1,000,000	Jefferies Financial Group, Inc.(b)	9*(USISOA30-USISOA02)	5.9670	07/31/37	799,999
1,071,000	Jefferies Financial Group, Inc.(b)	9*(USISOA10-USISOA02)	2.8560	08/31/37	820,653
150,000	Jefferies Financial Group, Inc.(b)	10*(USISOA10-USISOA02)	3.1730	08/31/37	113,813
248,000	Jefferies Financial Group, Inc.(b)	8*(USISOA10-USISOA02)	2.5390	09/30/37	184,760
240,000	Jefferies Financial Group, Inc.(b)	10*(USISOA10-USISOA02)	3.1730	10/31/37	183,900
2,250,000	Jefferies Financial Group, Inc.(b)	8.5*(USISOA30-USISOA02)	5.6360	10/31/37	1,754,999
110,000	Jefferies Financial Group, Inc.(b)	8*(USISOA30-USISOA02)	5.3040	01/31/38	84,150
762,000	Jefferies Financial Group, Inc.(b)	USISOA30 + 0.750%	4.9880	02/28/38	634,365
280,000	Jefferies Financial Group, Inc.(b)	TSFR3M + 4.262%	8.2650	03/20/40	279,848
1,000,000	JPMorgan Chase Financial Company, LLC(b)	10*(USISOA30-USISOA02)	6.2340	10/21/36	797,500
125,000	Morgan Stanley(b)	6*(USISOA30-USISOA02)	3.9780	08/31/26	119,688
138,000	Morgan Stanley(b)	7*(USISOA30-USISOA02)	3.5580	12/27/26	131,445
115,000	Morgan Stanley(b)		0.0000	03/21/27	113,275
56,000	Morgan Stanley(b)	4*(USISOA30-USISOA05)	0.0000	06/28/28	49,140
100,000	Morgan Stanley(b)	4.5*(USISOA30-USISOA05)	2.9300	07/31/28	84,916
1,015,000	Morgan Stanley(b)	8*(USISOA30-USISOA05)	0.0000	09/27/28	888,124
772,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	2.9660	10/15/28	661,025
125,000	Morgan Stanley(b)	4*(USISOA30-USISOA02)	2.6420	12/03/28	110,625
100,000	Morgan Stanley(b)		0.0000	06/29/29	97,500
4,385,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	0.0000	04/30/30	3,836,874
1,628,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	6.7790	05/29/30	1,424,499

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
508,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	5.8840	06/30/30	$443,230
221,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	5.1610	07/31/30	190,060
390,000	Morgan Stanley(b)	8.5*(USISOA30-USISOA02)	0.0000	08/19/30	331,988
216,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	0.0000	08/31/30	185,760
428,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	5.8840	09/30/30	374,500
171,000	Morgan Stanley Series 10(b)	5*(USISOA30-USISOA02)	2.0280	10/30/30	117,868
151,000	Morgan Stanley(b)	7*(USISOA30-USISOA02)	4.5160	10/30/30	125,519
50,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	2.0280	11/30/30	40,313
66,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	6.4510	11/30/30	57,585
70,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	6.6300	01/29/31	61,075
20,000	Morgan Stanley(b)		0.0000	03/31/31	17,150
167,000	Morgan Stanley(b)	9*(USISOA30-USISOA02)	0.0000	03/31/31	157,815
89,000	Morgan Stanley(b)		0.0000	05/31/31	83,438
125,000	Morgan Stanley(b)	9*(USISOA30-USISOA02)	0.0000	06/30/31	118,438
114,000	Morgan Stanley(b)		8.5000	07/29/31	106,875
268,200	Morgan Stanley(b)	7*(USISOA30-USISOA02)	0.0000	09/16/31	215,231
231,000	Morgan Stanley(b)	5*(USISOA30-USISOA05)	2.8710	02/15/33	159,101
247,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	4.5400	01/30/34	177,531
130,000	Morgan Stanley(b)	4*(USISOA30-USISOA02)	2.5800	02/28/34	93,275
345,000	Morgan Stanley(b)	4*(USISOA30-USISOA02)	2.7950	02/28/34	238,913
209,000	Morgan Stanley(b)	4*(USISOA30-USISOA02)	0.0000	03/31/34	143,949
287,000	Morgan Stanley(b)	4*(USISOA30-USISOA02)	1.6110	05/30/34	197,671
485,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	2.0160	06/30/34	340,623
133,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	3.3150	08/29/34	93,599

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
450,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	10.0000	08/29/34	$316,125
160,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	2.8370	09/30/34	112,600
231,000	Morgan Stanley(b)	6*(USISOA30-USISOA02)	4.6410	09/30/34	156,011
279,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	2.9660	10/08/34	196,346
295,000	Morgan Stanley(b)	7*(USISOA30-USISOA02)	0.0000	10/31/34	219,038
169,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	3.3150	10/31/34	118,934
279,000	Morgan Stanley(b)		7.2500	10/31/34	223,200
185,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	3.2260	11/28/34	130,194
60,000	Morgan Stanley(b)	7*(USISOA30-USISOA02)	4.5160	11/28/34	44,400
230,000	Morgan Stanley(b)	4.5*(USISOA30-USISOA02)	0.0000	12/31/34	159,275
567,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	3.1590	01/30/35	426,668
450,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	3.3150	01/30/35	316,688
40,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	3.2260	02/27/35	28,150
888,000	Morgan Stanley(b)	6*(USISOA30-USISOA02)	0.0000	03/31/35	643,800
346,000	Morgan Stanley(b)	5*(USISOA30-USISOA02)	0.0000	03/31/35	243,498
921,000	Morgan Stanley(b)	9*(CMS30-CMS2)	0.0000	04/30/35	854,227
100,000	Morgan Stanley(b)	9*(CMS30-CMS2)	9.0000	05/29/35	92,500
366,000	Morgan Stanley(b)	9*(CMS30-CMS2)	7.3970	06/30/35	339,465
458,000	Morgan Stanley(b)	9*(CMS30-CMS2)	0.0000	07/31/35	423,650
287,000	Morgan Stanley(b)	9*(USISOA30-USISOA02)	7.3930	09/30/35	265,475
176,000	Morgan Stanley(b)	9*(USISOA30-USISOA02)	7.3970	11/30/35	162,800
241,000	Morgan Stanley(b)	9*(CMS30-CMS2)	0.0000	12/23/35	223,528
909,000	Morgan Stanley(b)	10*(USISOA30-USISOA02)	10.0000	02/29/36	720,383
70,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	08/31/36	61,775

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
75,000	Morgan Stanley Finance, LLC(b)	(USISOA30-USISOA02)	5.7530	09/30/36	$62,531
1,215,000	Morgan Stanley Finance, LLC(b)	11*(USISOA30-USISOA02)	7.7310	05/26/37	908,212
333,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	06/30/37	282,218
869,000	Morgan Stanley Finance, LLC(b)	15*(USISOA30-USISOA02)	9.9450	08/31/37	736,478
422,000	Morgan Stanley Finance, LLC(b)	15*(USISOA30-USISOA02)	8.0000	11/22/37	336,545
300,000	UBS A.G.(b)	7.5*(USISOA30-USISOA02)	3.0410	09/30/30	248,250
627,000	UBS A.G.(b)	10*(USISOA30-USISOA02)	4.0050	09/30/30	538,436
1,220,000	UBS A.G.(b)	10*(USISOA30-USISOA02)	10.0000	01/29/31	1,046,149
791,000	UBS A.G.(b)	12*(USISOA30-USISOA02)	10.0000	04/29/31	678,283
					32,638,291
	LEISURE FACILITIES & SERVICES — 0.1%
550,141	Times Square Hotel Trust(c)		8.5280	08/01/26	551,690

	OIL & GAS PRODUCERS — 0.1%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	288,790

	SPECIALTY FINANCE — 4.0%
178,502	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	4.4130	02/15/52	141,495
2,538,949	MM Community Funding III Ltd. / MM Community Funding III Corporation(c),(d)	TSFR6M + 2.478%	6.2070	05/01/32	2,478,983
737,000	Morgan Stanley Finance, LLC(b)	15(USISOA30-USISOA02)	15.2050	04/30/33	649,481
541,000	Morgan Stanley Finance, LLC(b)	10*(USISOA30-USISOA02)	4.0550	06/30/36	429,419
242,000	Morgan Stanley Finance, LLC(b)	15*(USISOA30-USISOA02)	9.6770	07/29/36	202,675
3,863,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	0.0000	08/31/36	3,409,097
1,143,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	0.0000	09/30/36	1,007,269
3,883,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	11/29/36	3,426,747
40,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	10.0000	12/30/36	35,300

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	SPECIALTY FINANCE — 4.0% (Continued)
1,707,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	0.0000	01/31/37	$1,506,428
100,000	Morgan Stanley Finance, LLC(b)	15*(USISOA30-USISOA02)	9.0000	03/31/37	83,125
767,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	04/28/37	675,919
290,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	0.0000	07/31/37	255,563
168,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	8.0000	09/29/37	148,050
2,014,000	Morgan Stanley Finance, LLC(b)	10*(USISOA30-USISOA02)	16.0000	09/29/37	1,601,130
25,433	Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc.(c),(d)	TSFR3M + 1.122%	5.1200	07/03/33	25,094
634,876	Select Notes Trust LT		5.9100	02/22/33	592,146
					16,667,921
	TOTAL CORPORATE BONDS (Cost $64,110,634)				61,691,589

	U.S. GOVERNMENT & AGENCIES — 15.7%
	AGENCY FIXED RATE — 0.0%(g)
63,697	Ginnie Mae II Pool 786928		6.5000	09/20/53	66,696

	AGENCY MBS OTHER — 0.0%(g)
31,716	Fannie Mae Pool 257064		4.5000	11/01/37	31,756
2,088	Ginnie Mae II Pool BU6365(b)		4.6760	04/20/70	2,090
					33,846
			Discount Rate (%)
	U.S. TREASURY BILLS — 15.7%
10,000,000	U.S. Treasury Bill(f)		2.8175	12/04/25	9,996,870
10,000,000	United States Treasury Bill(f)		3.6390	12/16/25	9,983,827
10,000,000	United States Treasury Bill(f)		3.6724	12/18/25	9,981,638
5,000,000	United States Treasury Bill(f)		3.7143	12/23/25	4,988,135
10,010,000	United States Treasury Bill(f)		3.7357	12/30/25	9,978,838
15,000,000	United States Treasury Bill(f)		3.7229	01/20/26	14,920,889
5,000,000	United States Treasury Bill(f)		3.7368	01/27/26	4,969,898

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Fair Value
U.S. GOVERNMENT & AGENCIES — 15.7% (Continued)
U.S. TREASURY BILLS — 15.7% (Continued)
$64,820,095
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,914,719)	64,920,637

TOTAL INVESTMENTS - 90.2% (Cost $382,709,400)	$372,179,545
OTHER ASSETS IN EXCESS OF LIABILITIES- 9.8%	40,425,014
NET ASSETS - 100.0%	$412,604,559

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
220	CBOT 10 Year US Treasury Note Future	03/23/2026	$24,935,625	$2,487
100	CBOT 3 Year US Treasury Note Future	04/01/2026	21,363,281	(136)
70	CBOT 5 Year US Treasury Note Future	04/01/2026	7,683,594	(292)
	TOTAL FUTURES CONTRACTS			$2,059

CREDIT DEFAULT SWAP AGREEMENTS
							Amortized	Unrealized
	Payment		Fixed Deal				Upfront Payments	Appreciation/
Description	Frequency	Counterparty	(Pay) Rate	Maturity Date	Notional Value (1)	Fair Value	Paid/ (Received)	(Depreciation)
CDX.NA.HY Series 43	Annual(2)	GS	5.00%	12/20/2029	$55,000,000	$(4,694,966)	$(3,435,367)	$(1,259,599)
CDX.NA.HY Series 44	Annual(3)	GS	(5.00%)	6/20/2030	(5,000,000)	438,144	111,325	326,819
TOTAL						$(4,256,822)	$(3,324,042)	$(932,780)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.

(2)	Buy Protection

(3)	Sell Protection

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025 (Unaudited)

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR003M	Euribor 3 Month

EUR006M	Euribor 6 Month

PRIME	Prime Rate by U.S.

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFR90A	United States 90 Day Average Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y

USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y

USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y

USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.

(b)	Variable rate security; the rate shown represents the rate on November 30, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $172,960,902 or 41.9% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at November 30, 2025.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.